Total
ATAC US Rotation ETF
ATAC US Rotation ETF – FUND SUMMARY
Investment Objective
The ATAC US Rotation ETF (the “Fund”) seeks total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ATAC US Rotation ETF ATAC US Rotation ETF
Management Fees	1.25%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%	[1]
Total Annual Fund Operating Expenses	1.42%
Less: Fee Waiver	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	[2]
[1]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[2]	The Fund’s investment adviser, Toroso Investments, LLC (the “Adviser”), a Tidal Financial Group company, has agreed to reduce its unitary management fee (which includes all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, AFFE, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Excluded Expenses”)) to 0.98% of the Fund’s average daily net assets through at least December 31, 2023. Total Annual Fund Operating Expenses After Fee Waiver are greater than 0.98% when Excluded Expenses are incurred. This agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal ETF Trust (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The management fee waiver discussed above is reflected only through December 31, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ATAC US Rotation ETF | ATAC US Rotation ETF | USD ($)	117	423	751	1,679

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2022, the Fund’s portfolio turnover rate was 1,212% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing a systematic risk management and rules-based strategy to direct its exposure to either (i) U.S. equity securities or (ii) long-duration U.S. Treasury securities depending on the short-term relative price movements of gold as compared to lumber, as described below.

The Adviser invests the Fund’s assets primarily in one or more ETFs (sometimes referred to in this Prospectus as “Underlying ETFs”), or the underlying holdings of such Underlying ETFs, by following the risk-on/risk-off signals from the ATAC Risk-On/Risk-Off Index (the “RORO Index”), which is owned and maintained by the Adviser. At the end of each week, the RORO Index observes the short-term relative price movements of gold as compared to lumber. When the price of lumber has outperformed the price of gold (“Risk-On”), the RORO Index will have 130% exposure through one or more Underlying ETFs (or their underlying holdings) that principally invest in a mix of U.S. small-cap and large-cap stocks. When the price of gold has outperformed the price of lumber (“Risk-Off”), the RORO Index will have 100% exposure through one or more Underlying ETFs (or their underlying holdings) that principally invest in long-duration (e.g., 20 years) U.S. Treasury securities. The Fund’s selection and individual allocation of Underlying ETFs as a percentage of the Fund’s assets attempts to replicate the RORO Index’s risk-on and risk-off baskets, as applicable. In addition, the Fund may purchase a security not currently in the RORO Index, including U.S. Treasury securities or U.S. small-cap stocks and U.S. large-cap growth stocks that replicate the Underlying ETFs, when the Adviser believes it is in the best interests of the Fund to do so (e.g., because such purchase would result in cost savings or a potential tax benefit).

Risk-On Exposure. When the RORO Index is in a Risk-On exposure, the Fund will invest in a mix of ETFs, including leveraged ETFs, to seek to obtain 130% exposure to broad-based U.S. small-cap stocks and U.S. large-cap growth stocks. Underlying ETFs in which the Fund invests are meant to replicate the RORO Index’s equivalent risk-on positioning of equity securities when the RORO Index is in Risk-On mode, half of which is made up of U.S. small-cap stocks and half of which is made up of U.S. large-cap growth stocks.

To obtain exposure in excess of 100%, the Fund expects to invest in U.S. equity leveraged ETFs, which seek to provide investment results that match a multiple of the performance of an underlying index (e.g., up to three times the performance) for a single day and typically rely on derivative instruments to seek to obtain their investment objectives. Investing in U.S. equity leveraged ETFs allows for the gross multiplier to track that of the RORO Index when Risk-On without the explicit use of a credit line to magnify returns. The use of leverage may magnify the effect of any decrease or increase in the value of these Underlying ETFs.

Risk-Off Exposure. When the RORO Index is in a Risk-Off exposure, the Fund seeks to invest in one or more ETFs that principally invest in long-duration U.S. Treasury securities.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in (i) securities that are traded principally in the United States, (ii) securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or (iii) ETFs that invest, under normal circumstances, at least 80% of their net assets, plus borrowings for investment purposes, in the foregoing securities. Such policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon approval by the Board and 60 days’ written notice to shareholders.

Because the RORO Index may change from Risk-On to Risk-Off exposure as frequently as each week, the Fund may engage in active and frequent trading and have a high portfolio turnover rate.

The Fund is considered to be non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear. Because the Adviser invests the Fund’s assets primarily in Underlying ETFs, the Fund is also subject to the risks associated with the Underlying ETFs in which it invests, as described below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund—Principal Risks of Investing in the Fund.”

Associated Risks of Short-Term Signals. Because the Fund expects to change its exposure as frequently as weekly based on short-term price performance information, (i) the Fund’s exposure may be affected by significant market movements at or near the end of such short-term period that are not predictive of such asset’s performance for subsequent periods and (ii) changes to the Fund’s exposure may lag a significant change in an asset’s direction (up or down) if such changes first take effect at or near a weekend. Such lags between an asset’s performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Additionally, because the Adviser determines the exposure for the Fund based on the price movements of gold and lumber, the Fund is exposed to the risk that such assets or their relative price movements fail to accurately produce an advantageous signal. Consequently, the Fund may significantly underperform relative to the broader equity or fixed income market if the RORO Index is unsuccessful at producing an advantageous signal for the allocation to the Underlying ETFs.

Derivatives Risk. The Fund is exposed to risks associated with derivatives through its investments in leveraged Underlying ETFs. Such Underlying ETFs may use derivative instruments, including swap agreements and futures contracts, which derive their value from the value of an underlying asset or index. Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Underlying ETFs may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Underlying ETFs may give rise to a form of leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Underlying ETFs to be more volatile. The use of leverage may also increase expenses and increase the impact of the Underlying ETF’s other risks. The use of leverage may cause the Underlying ETFs to liquidate portfolio positions to satisfy its obligations or to meet collateral segregation requirements or regulatory requirements when it may not be advantageous to liquidate such positions, resulting in increased volatility of returns. Certain of the Underlying ETF’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Underlying ETFs realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Underlying ETF’s after-tax returns.

Equity Market Risk. To the extent the Fund invests in Underlying ETFs that invest in equity securities or in equity securities directly, the Fund is subject to the risk that the equity securities held by the Fund or such Underlying ETFs may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund or an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

ETF Risk.

◦	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

◦	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

◦	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Fixed Income Risk. The Fund invests directly or in Underlying ETFs that principally invest in long-duration U.S. Treasury securities. The value of fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. Fixed income securities may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The value of fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.

General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Government Obligations Risk. Some of the Underlying ETFs in which the Fund invests may invest in securities issued by the U.S. government or its agencies or instrumentalities. The Fund may also invest directly in these securities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

Growth Stocks Risk. Growth stocks, which may be held by some of the Underlying ETFs in which the Fund invests or in which the Fund may directly invest, tend to rise and fall with the business cycle. When the economy is doing well, generally the value of these companies increases; however, when there is a recession or downturn in the economy, these companies tend to decrease in value because their goods and services are generally not a necessity. These are typically companies that provide consumer discretionary goods or services. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics, and consumer preferences. Growth companies may depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns.

High Portfolio Turnover Risk. The Fund actively and frequently trades all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Leveraged ETF Risk. Leveraged ETFs seek to provide investment results that match a multiple of the performance of an underlying index (e.g., three times the performance) for a single day and rely to some degree, often extensively, on derivatives to achieve their objectives. Thus, the Fund is indirectly exposed to derivatives risk through its investments in these leveraged ETFs. Further, investments in leveraged ETFs are subject to the risk that the performance of such ETF will not correlate with the underlying index as intended. Leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment. Leveraged ETFs are also subject to the risks presented by traditional ETFs (see “ETF Risks” above).

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

Market Capitalization Risk. These risks apply to the extent the Underlying ETFs in which the Fund invests or in which the Fund invests directly, hold securities of large- and small-capitalization companies.

◦	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

◦	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Recently Organized Fund Risk. The Fund is newer with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Fund invests will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. Underlying ETFs are also subject to the “ETF Risks” described above.

Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance. The bar chart shows the annual returns for the Fund. The table illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance and an index that reflects the Lipper category applicable to the Fund. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.atacfunds.com.

Calendar Year Ended December 31,

The Fund’s calendar year-to-date return as of September 30, 2022 was -45.16%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 6.50% for the quarter ended June 30, 2021 and the lowest quarterly return was -3.73% for the quarter ended September 30, 2021.

Average Annual Total Returns For the Periods Ended December 31, 2021
Average Annual Total Returns - ATAC US Rotation ETF	1 Year	Since Inception	Trading Symbol	Inception Date
ATAC US Rotation ETF	9.34%	18.15%	RORO	Nov. 27, 2020
ATAC US Rotation ETF | After Taxes on Distributions	8.30%	17.15%		Nov. 27, 2020
ATAC US Rotation ETF | After Taxes on Distributions and Sales	5.66%	13.51%		Nov. 27, 2020
Lipper Flexible Portfolio Fund Total Return Index (reflects no deduction for fees, expenses, or taxes)	13.66%	16.57%		Nov. 27, 2020
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	28.71%	30.01%		Nov. 27, 2020

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

ATAC Credit Rotation ETF
ATAC Credit Rotation ETF – FUND SUMMARY
Investment Objective
The ATAC Credit Rotation ETF (the “Fund”) seeks current income and long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ATAC Credit Rotation ETF ATAC Credit Rotation ETF
Management Fees	1.25%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.24%	[1]
Total Annual Fund Operating Expenses	1.49%
Less: Fee Waiver	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	1.22%	[2]
[1]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[2]	The Fund’s investment adviser, Toroso Investments, LLC (the “Adviser”), a Tidal Financial Group company, has agreed to reduce its unitary management fee (which includes all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, AFFE, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Excluded Expenses”)) to 0.98% of the Fund’s average daily net assets through at least December 31, 2023. Total Annual Fund Operating Expenses After Fee Waiver are greater than 0.98% when Excluded Expenses are incurred. This agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal ETF Trust (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The management fee waiver discussed above is reflected only through December 31, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ATAC Credit Rotation ETF | ATAC Credit Rotation ETF | USD ($)	124	445	788	1,756

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2022, the Fund’s portfolio turnover rate was 1,950% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives by utilizing a systematic risk management and rules-based strategy to direct its exposure to credit-related securities including either (i) high yield bonds or (ii) long-duration (e.g., 20 years) U.S. Treasury securities depending on the performance of the Utilities sector relative to the U.S. large-capitalization equity market as described below.

The Adviser invests the Fund’s assets primarily in one or more ETFs (sometimes referred to in this Prospectus as “Underlying ETFs”), or the underlying holdings of such Underlying ETFs, seeking to follow the credit-on/credit-off signals from the ATAC Credit-On/Credit-Off Index (the “Index”), which is owned and maintained by the Adviser. The Index exposure between high yield U.S. corporate bonds and long-term U.S. Treasury securities using U.S.-listed ETFs is evaluated on a weekly basis. The Adviser’s investment decisions for the Fund are based on the Index’s assessment of the short-term relative performance of companies in the Utilities sector relative to the performance of the U.S. large-capitalization equity market. To assess short-term relative performance, the Index performs a rolling multi-week evaluation of the market performance of the Utilities sector relative to the broad stock market by comparing the performance of two ETFs, the Utilities Select Sector SPDR Fund (XLU) and the SPDR S&P 500 ETF Trust (SPY). The Utilities sector or utilities securities are comprised of utility companies such as electric, gas and water utilities and also includes independent power producers and energy traders and companies that engage in the generation and distribution of electricity using renewable sources. The Adviser believes that the Utilities sector has historically outperformed the broader stock market in short-term periods in advance of high volatility environments for equity securities and that movements in the Utilities sector tend to signify repositioning in the market in advance of major credit spread widening environments. When utilities securities are underperforming the market (“Credit-On”), the Index will have exposure by investing in one or more ETFs that principally invests in high yield bonds. When utilities securities are outperforming the market (“Credit-Off”), the Index will have exposure by investing in one or more ETFs that principally invests in long-duration (e.g., 20 years) U.S. Treasury securities. The Fund’s selection and individual allocation of Underlying ETFs as a percentage of the Fund’s assets attempts to replicate the Index’s Credit-On and Credit-Off holdings, as applicable.

Credit-On Exposure. When the Index is in a Credit-On exposure, the Fund seeks to invest in one or more Underlying ETFs that principally invests in high yield bonds of companies that are below investment grade (commonly referred to as “junk bonds”). The term “below investment grade” refers to instruments either rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB+ or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, considered by the Adviser to be of comparable quality.

Credit-Off Exposure. When the Index is in a Credit-Off exposure, the Fund will invest in Underlying ETFs that seek to obtain exposure to long-duration (e.g., 20 years) U.S. Treasury securities.

In addition, the Fund may purchase a security not currently in the Index, including U.S. Treasury securities of long- and/or intermediate-duration (e.g., 5 to 10 years) or high yield and/or investment grade bonds that replicate the respective Underlying ETFs, when the Adviser believes it is in the best interests of the Fund to do so. The term “investment grade” refers to instruments either rated Baa or higher by Moody’s, BBB or higher by S&P or Fitch, or comparably rated by another NRSRO, or, if unrated, considered by the Adviser to be of comparable quality.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in (i) credit-related securities, or (ii) ETFs that invest, under normal circumstances, at least 80% of their net assets, plus borrowings for investment purposes, in credit-related securities. Credit-related securities include fixed-income securities, debt securities and loans and investments with economic characteristics similar to fixed-income securities, debt securities and loans. Such policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon Board approval and 60 days’ written notice to shareholders.

Because the Index may change from Credit-On to Credit-Off exposure as frequently as weekly, the Fund may engage in active and frequent trading and have a high portfolio turnover rate.

The Fund is deemed to be non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which they appear. Because the Adviser invests the Fund’s assets primarily in Underlying ETFs, the Fund is also subject to the risks associated with the Underlying ETFs in which it invests, as described below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund—Principal Risks of Investing in the Fund.”

Associated Risks of Short-Term Signals. Because the Fund expects to change its exposure as frequently as weekly based on short-term performance information, (i) the Fund’s exposure may be affected by significant market movements at or near the end of such short-term period that are not predictive of such asset’s performance for subsequent periods and (ii) changes to the Fund’s exposure may lag a significant change in an asset’s direction (up or down) if such changes first take effect at or near a weekend. Such lags between an asset’s performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader fixed income market.

Additionally, because the Adviser determines the exposure for the Fund based on the performance of the Utilities sector relative to the performance of the U.S. large-capitalization equity market, the Fund is exposed to the risk that such assets or their relative performance fail to accurately produce an advantageous signal. Consequently, the Fund may significantly underperform relative to the broader fixed income market if the Index is unsuccessful at producing an advantageous signal for the allocation to Underlying ETFs.

Credit Risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. These circumstances all affect the credit risk associated with debt securities and the credit risk could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

ETF Risk.

◦	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

◦	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

◦	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Fixed Income Securities Risk. The Fund may invest directly or through Underlying ETFs in fixed income securities. The prices of fixed income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing fixed income securities to fall and often has a greater impact on longer-duration and/or higher quality fixed income securities. Falling interest rates will cause the Fund or an Underlying ETF to reinvest the proceeds of fixed income securities that have been repaid by the issuer at lower interest rates and may also reduce the Fund’s or such Underlying ETF’s distributable income because interest payments on floating rate fixed income instruments held by the Fund or Underlying ETF will decline. The Fund could lose money on direct or indirect investments in fixed income securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner.

General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Government Securities Risk. The Fund may invest directly or through Underlying ETFs in government securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline.

High Portfolio Turnover Risk. The Fund actively and frequently trades all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

High Yield Securities Risk. Securities rated below investment grade are often referred to as high yield securities or “junk bonds” and are considered speculative in nature. The Fund may invest directly or through Underlying ETFs in high yield securities. Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

Interest Rate Risk. When interest rates increase, underlying fixed income securities or instruments held by the Fund will generally decline in value. The historically low interest rate environment heightens the risks associated with rising interest rates. A rising interest rate environment may adversely impact the liquidity of fixed income securities and lead to increased volatility of fixed income markets. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of underlying fixed income securities and instruments held by the Fund.

Management Risk. The Fund is actively-managed and may not meet its investment objectives based on the Adviser’s success or failure to implement investment strategies for the Fund.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Recently Organized Fund Risk. The Fund is newer with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Fund invests will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. Underlying ETFs are also subject to the “ETF Risks” described above.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.atacfunds.com.